Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2015
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Accrued Expenses and Other Payables
8.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2014	2015
Accrued salaries and benefits	$4,723	$487
Accrued professional fees	1,162	1,515
Construction payable and others	169	185
Advance received from customers	793	632
Interest payable	372	—

	$7,219	$2,819